OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Employee and payroll accruals	$ 6,205	$ 4,733
Government authorities	930	416
Provision for warranty	528	446
Accrued expenses	1,726	1,564
Related party	53	52
Dividend payable to non-controlling interests	1,311
Others	15	40
Other current liabilities	$ 10,768	$ 7,251